Schedule of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net (loss)	$ (5,326,933)	$ (15,674,671)	$ (49,409,632)	$ (15,083,041)
Denominator for basic earnings per share - Weighted- average common shares issued and outstanding during the period	69,258,402	47,435,503	54,441,190	30,877,804
Denominator for diluted earnings per share	69,258,402	47,435,503	54,441,190	30,877,804
Basic (loss) per share	$ (0.08)	$ (0.33)	$ (0.91)	$ (0.49)
Diluted (loss) per share	$ (0.08)	$ (0.33)	$ (0.91)	$ (0.49)
Net (loss) from continuing operations	$ (5,326,933)	$ (15,674,671)	$ (48,411,830)	$ (14,821,513)
Income (loss) from discontinued operations			(997,802)	(261,528)
Net loss and comprehensive loss	$ (5,326,933)	$ (15,674,671)	(49,409,632)	(15,083,041)
Deemed Dividend			(2,293,301)
Loss attributable to shareholders			$ (51,702,933)	$ (15,083,041)
Loss per shares attributed to common shareholders			$ (0.95)